Taxes - Unrecognized Tax Benefits Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 8,772	$ 8,728	$ 8,709	$ 8,568
Offsetting tax benefits associated with timing adjustments, potential transfer pricing adjustments, and state income taxes	567
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	8,205	8,191	8,163
Interest expense and penalties, net (benefit)/charge recognized	379	185	$ 125
Interest and penalties accrued	1,321	$ 956
Reasonably possible reduction in unrecognized tax benefits within the next 12 months	$ 143